Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of income (loss) before income taxes for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
United States	$91.6	$(40.4)	$(665.1)
Foreign	9.7	6.7	6.5
Noncontrolling interests	61.4	66.0	62.8
Income (loss) before income taxes	$162.7	$32.3	$(595.8)

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities at December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets:
Net operating and capital loss and tax credit carryforwards	$619.5	$835.2
Postretirement benefits	92.5	142.6
Pension benefits	117.5	260.3
Inventories	47.9	60.5
Other assets	71.6	146.9
Valuation allowance	(735.7)	(1,189.7)
Total deferred tax assets	213.3	255.8
Deferred tax liabilities:
Depreciable assets	(121.9)	(213.3)
Other liabilities	(118.3)	(48.7)
Total deferred tax liabilities	(240.2)	(262.0)
Net deferred tax liabilities	$(26.9)	$(6.2)

Summary of Valuation Allowance
Changes in the valuation allowance for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
Balance at beginning of year	$1,189.7	$1,232.3	$1,005.3
Change in valuation allowance:
Included in income tax expense (benefit)	(62.3)	11.0	235.3
Change in deferred assets in other comprehensive income	8.5	(53.6)	(8.3)
Effect of tax rate changes	(400.2)	—	—
Balance at end of year	$735.7	$1,189.7	$1,232.3

Schedule of Components of Income Tax Expense (Benefit)
Significant components of income tax expense are presented below:

	2017	2016	2015
Current:
Federal	$(4.5)	$(3.7)	$—
State	0.3	0.2	0.2
Foreign	2.4	1.7	1.8
Deferred:
Federal	0.7	15.1	0.4
State	0.1	1.4	—
Foreign	(0.4)	—	—
Benefits of operating loss carryforwards	—	(16.1)	—
Amount allocated to other comprehensive income	—	(15.5)	(8.0)
Change in valuation allowance on beginning-of-the-year deferred tax assets	(0.8)	—	(0.7)
Income tax expense (benefit)	$(2.2)	$(16.9)	$(6.3)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax on income (loss) before income taxes computed at the U.S. federal statutory tax rates to actual income tax expense is presented below:

	2017	2016	2015
Income tax expense (benefit) at U.S. federal statutory rate	$57.2	$11.3	$(208.6)
Income tax expense calculated on noncontrolling interests	(21.5)	(23.1)	(22.0)
State and foreign tax expense, net of federal tax	6.3	0.2	(7.9)
Increase (decrease) in deferred tax asset valuation allowance	(51.8)	11.0	235.3
Amount allocated to other comprehensive income	—	(15.5)	(8.0)
Credit for U.S. tax legislation	(4.3)	—	—
Transition tax on foreign earnings	7.9	—	—
Other differences	4.0	(0.8)	4.9
Income tax expense (benefit)	$(2.2)	$(16.9)	$(6.3)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the change in unrecognized tax benefits for 2017, 2016 and 2015 is presented below:

	2017	2016	2015
Balance at beginning of year	$124.2	$130.3	$59.9
Decreases for prior year tax positions	(0.5)	(4.5)	(0.3)
Increases (decreases) for current year tax positions	0.3	(1.6)	70.7
Increases (decreases) related to tax rate changes (a)	(34.6)	—	—
Balance at end of year	$89.4	$124.2	$130.3

(a)
As a result of the Tax Act, the value of unrecognized tax benefits associated with NOL carryforwards and other temporary differences was reduced to reflect the lower tax rates that will apply if the uncertainties related to these deferred tax assets materialize in the future.